Income Taxes - Reconciliation of the PRC statutory tax rate to the effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
PRC Statutory EIT rate	$ 151,399
Changes in Valuation Allowances	6,278
Nontaxable and Nondeductible Items
Effect on tax holiday and preferential tax treatment	(37,011)
Research and development tax credits	(18,172)
Investment related gain	(6,608)
Other	1,696
Changes in Unrecognized Tax Benefits
Stock-based compensation	(646)
Other Adjustments
Effect of PRC withholding tax	41,897
Other Adjustments	3,527
Income tax expense	$ 144,521	$ 110,550	$ 145,287
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA
Percent
PRC Statutory EIT rate	25.00%	25.00%	25.00%
Change in valuation allowance	1.00%	4.40%	5.00%
Nontaxable and Nondeductible Items
Effect on tax holiday and preferential tax treatment	(6.10%)	(11.00%)	(9.50%)
Research and development super-deduction	(3.00%)	(5.30%)	(4.40%)
Non-deductible expenses and non-taxable income and others		1.00%	3.50%
Investments related gain/loss	(1.10%)
Other	0.30%
Changes in Unrecognized Tax Benefits
Stock-based compensation	(0.10%)
Other Adjustments
Effect of PRC withholding tax	6.90%	5.20%	8.70%
Tax rate difference from statutory rate in other jurisdictions	0.60%	9.00%	7.60%
Effective tax rate for the Group	23.90%	26.30%	28.90%
Cayman Islands
Amount
Foreign Tax Effects	$ 14,766
Percent
Foreign Tax Effects	2.40%
Hong Kong
Amount
Foreign Tax Effects	$ (12,915)
Percent
Foreign Tax Effects	(2.10%)
Other foreign jurisdictions
Amount
Foreign Tax Effects	$ 310
Percent
Foreign Tax Effects	0.10%